Non-controlling Interests - Schedule of Summarized Financial Information of Non Controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of noncontrolling interests [line items]
Profit for the year	$ 43	$ 21		$ 5
Current assets	14,977	17,258	[1]	17,395	[1]
Non-current assets	29,967	30,354	[1]	29,382	[1]
Current liabilities	(7,465)	(12,866)	[1]	(13,466)	[1]
Non-current liabilities	(17,131)	(15,111)	[1]	(14,359)	[1]
Cash flows from operating activities	3,938	3,881	[2]	$ 2,246	[2]
Republic Cement and Building Materials Inc and Republic Cement Land & Resources, Inc [member]
Disclosure of noncontrolling interests [line items]
Profit for the year	22	21
Current assets	250	213
Non-current assets	1,754	1,690
Current liabilities	(181)	(209)
Non-current liabilities	(984)	(923)
Net assets	839	771
Cash flows from operating activities	$ 38	$ 67

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.
[2]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.